Cover	Mar. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 02, 2021
Entity Registrant Name	EVOQUA WATER TECHNOLOGIES CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38272
Entity Tax Identification Number	46-4132761
Entity Address, Address Line One	210 Sixth Avenue
Entity Address, City or Town	Pittsburgh,
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	(724)
Local Phone Number	772-0044
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AQUA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001604643